UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Annual Report

May 31, 2023

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

First-Half Challenges Tempered Full-Year Returns

Multidecade-high inflation, rising interest rates and economic uncertainty broadly weighed on fixed-income markets during the first several months of the reporting period. The municipal bond (muni) segment faced additional challenges due to record outflows from the asset class, which persisted throughout 2022.
By period-end, the Federal Reserve’s (Fed’s) aggressive inflation-fighting rate-hike campaign (launched in March 2022) had driven short-term interest rates 5 percentage points higher. The rate hikes pushed Treasury and muni yields to multiyear highs. Meanwhile, after soaring to 9.1% in June 2022, the annual headline inflation rate eased to 4% by May, largely due to the Fed’s tightening campaign.

The fixed-income market backdrop broadly improved in early 2023 amid rising recession risk and growing expectations for the Fed to change course. In addition, generally healthy muni market credit trends and state budget practices further supported municipal bonds. However, a new market headwind emerged: banking industry uncertainty. The collapse of three U.S. regional banks triggered fears of a looming credit crunch and led to periods of volatility.

Despite the period’s ups and downs, positive performance in the second half of the fiscal year more than offset losses in the first half. Investment-grade munis ended May with a modest one-year gain and outperformed U.S. Treasuries, which declined. Although high-yield munis outperformed their investment-grade peers in the period’s second half, they underperformed significantly in the first half and posted a 12-month loss.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of May 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	-3.61%	1.46%	2.82%	—	3/31/98
S&P Municipal Bond 50% Investment Grade/50% High Yield Index	—	-0.78%	1.96%	3.22%	—	—
I Class	AYMIX	-3.42%	1.66%	3.02%	—	3/1/10
Y Class	AYMYX	-3.50%	1.69%	—	2.55%	4/10/17
A Class	AYMAX					1/31/03
No sales charge		-3.85%	1.20%	2.57%	—
With sales charge		-8.18%	0.28%	2.09%	—
C Class	AYMCX	-4.57%	0.47%	1.80%	—	7/24/02
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2023
Investor Class — $13,208

S&P Municipal Bond 50% Investment Grade/50% High Yield Index — $13,733

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.59%	0.39%	0.36%	0.84%	1.59%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Joseph Gotelli and Alan Kruss

Performance Summary

High-Yield Municipal returned -3.61%* for the 12 months ended May 31, 2023. By comparison, the S&P Municipal Bond 50% Investment Grade/50% High Yield Index returned -0.78%. Fund returns reflect operating expenses, while index returns do not.

Second-Half Recovery Tempered Earlier Losses

High-yield municipal bonds (munis) demonstrated wide performance swings in the reporting period, with gains in the second half tempering losses in the first half. Similar to all fixed-income sectors, municipal bonds struggled in 2022. Against a backdrop of surging inflation, rising interest rates, hawkish Federal Reserve (Fed) policy and widespread market volatility, munis and other bonds generally declined. Record outflows from the asset class also weighed on the muni sector.

Broad muni market sentiment improved by early 2023, aided by growing expectations for the Fed to change course amid moderating inflation and slowing economic growth. Also, despite declining state tax revenues, strong reserve fund balances and conservative budgeting practices suggested most states were prepared for a slowing economy. Additionally, outflows from the asset class stabilized through the first five months of 2023.

While performance among high-yield munis rebounded in the second half of the period, the bounce back wasn’t sufficient to offset earlier losses. High-yield munis declined modestly for the 12 months and underperformed investment-grade munis.

Security Selection Detracted from Relative Results

Security selection broadly detracted from relative results. Our selections in the special tax, student housing and retirement community sectors accounted for most of the shortfall versus the index. Positive selection results in the tobacco, corporate municipal and multifamily housing sectors helped offset some of those negative effects.

Yield Curve Positioning Weighed on Results

Throughout the reporting period, we overweighted to varying degrees the fund’s duration versus the index’s duration. This positioning weighed on the fund’s relative performance as yields rose—most significantly among shorter maturity securities—and the front end of the yield curve inverted. The remainder of the muni curve remained positively sloped, unlike the U.S. Treasury yield curve.

Sector Allocation Slightly Detracted

Overall, our sector allocation decisions had a slightly negative effect on relative performance. Underweight positions versus the index in state and local general obligation bonds and an overweight in prerefunded securities weighed on results. These weightings offset the positive effects of an underweight position in the multifamily housing sector and an overweight stake in the tobacco sector.

More broadly, our emphasis on high-yield munis versus the index, which holds 50% exposure to investment-grade securities and 50% in high-yield munis, detracted. High-yield munis generally underperformed investment-grade issues for the period.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.
5

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	97.0%
Affiliated Funds	1.2%
Short-Term Investments	—*
Other Assets and Liabilities	1.8%
*Category is less than 0.05% of total net assets.

Top Five States and Territories	% of net assets
New York	10.2%
Texas	8.1%
Illinois	7.0%
Arizona	5.9%
Florida	5.7%

Top Five Sectors	% of fund investments
Special Tax	15%
General Obligation (GO) - Local	10%
Hospital	10%
Retirement Community	10%
Charter School	9%
6

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.00	$2.96	0.59%
I Class	$1,000	$1,014.20	$1.96	0.39%
Y Class	$1,000	$1,013.20	$1.81	0.36%
A Class	$1,000	$1,011.90	$4.21	0.84%
C Class	$1,000	$1,008.10	$7.96	1.59%
Hypothetical
Investor Class	$1,000	$1,021.99	$2.97	0.59%
I Class	$1,000	$1,022.99	$1.97	0.39%
Y Class	$1,000	$1,023.14	$1.82	0.36%
A Class	$1,000	$1,020.74	$4.23	0.84%
C Class	$1,000	$1,017.00	$8.00	1.59%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
8

Schedule of Investments

MAY 31, 2023

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 97.0%
Alabama — 0.9%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	$3,075,000	$3,030,540
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,060,387
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,112,847
		6,203,774
Alaska — 0.1%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	385,000	380,096
Arizona — 5.9%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,533,984
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,516,582
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,013,338
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	3,850,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	770,000
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,710,024
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,196,354
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/23, Prerefunded at 100% of Par(1)(4)	1,000,000	1,001,883
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	4,155,457
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	823,649
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,379,563
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,371,449
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,022,624
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	448,855
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,991,195
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	709,000
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,318,740
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,164,098
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	877,601
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	97,000	97,267
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	91,000	88,650
9

	Principal Amount/Shares	Value
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	$1,000,000	$923,465
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	564,106
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	2,902,761
		39,430,645
Arkansas — 0.4%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52(1)	2,000,000	1,954,079
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	673,349
		2,627,428
California — 4.1%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	348,870
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	135,000	135,804
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	8,000,000	1,539,149
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(5)	1,000,000	167,127
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	707,313
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	501,198
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	484,252
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	937,698
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,083,887
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,507,993
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,839,367
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,152,680
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,244,896
CSCDA Community Improvement Authority Rev., (Parrallel-Anaheim), 4.00%, 8/1/56(1)	2,500,000	1,837,575
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	659,072
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,146,220
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	581,145
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	9,750,000	990,442
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,144,324
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	2,643,333
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(5)	3,500,000	1,079,915
10

	Principal Amount/Shares	Value
Sunnyvale Special Tax, 7.75%, 8/1/32	$1,410,000	$1,414,433
		27,146,693
Colorado — 3.7%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	416,267
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	513,251
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,134,296
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	848,304
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(4)	1,000,000	1,006,148
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	841,255
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,039,784
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	928,515
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	2,500,000	2,587,128
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	426,975
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	447,000	440,361
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,263,954
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,800,000	1,814,273
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,004,655
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,095,257
One Horse Business Improvement District Rev., 6.00%, 6/1/24	265,000	265,160
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	490,005
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	930,764
State of Colorado COP, 6.00%, 12/15/38	810,000	974,488
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,603,066
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,565,342
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,230,819
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	293,618
		24,713,685
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,405,997
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,661,921
		5,067,918
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48 (1)	2,998,000	2,861,421
District of Columbia — 0.9%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(5)	15,000,000	2,869,548
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,824,954
		5,694,502
Florida — 5.7%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	247,448
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	978,863
11

	Principal Amount/Shares	Value
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	$4,860,000	$4,266,754
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	1,802,374
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	716,086
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	746,480
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,005,398
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,283,009
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	959,745
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	738,177
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	1,907,552
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	2,000,000	2,091,751
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	960,000	1,055,456
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,555,000	2,613,631
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	3,445,000	3,181,538
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,539,308
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,845,000	1,778,969
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50	2,495,000	2,178,903
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,915,000	1,462,389
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,175,000	1,480,027
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	3,000,000	2,995,904
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,829,464
		37,859,226
Georgia — 3.8%
Atlanta Department of Aviation Rev., 5.00%, 7/1/47	2,000,000	2,086,168
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,150,000	1,101,151
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,377,566
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,011,914
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,246,288
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,875,000	2,066,031
Main Street Natural Gas Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	2,000,000	2,110,005
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,284,732
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	4,555,000	4,754,757
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,402,063
		25,440,675
12

	Principal Amount/Shares	Value
Idaho — 0.7%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	$3,250,000	$3,047,776
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,791,838
		4,839,614
Illinois — 7.0%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,320,403
Chicago GO, 5.00%, 1/1/28	2,000,000	2,108,328
Chicago GO, 5.00%, 1/1/29	2,000,000	2,127,879
Chicago GO, 5.625%, 1/1/29	2,500,000	2,655,037
Chicago GO, 5.50%, 1/1/39	2,000,000	2,027,096
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,667,961
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,416,176
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,046,465
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,202,078
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,072,291
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,410,081
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,413,900
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,047,819
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,882,214
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/45	1,790,000	1,903,787
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,208,322
State of Illinois GO, 5.00%, 10/1/33	900,000	955,312
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,002,028
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,009,979
State of Illinois GO, 5.50%, 5/1/39	985,000	1,075,722
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,607,369
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,690,671
		46,850,918
Iowa — 0.7%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	3,417,797
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,480,000	1,449,277
		4,867,074
Kansas — 0.3%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,278,452
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	699,637
		1,978,089
Kentucky — 1.9%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,356,842
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,480,109
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,630,509
		12,467,460
Louisiana — 0.8%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,651,397
13

	Principal Amount/Shares	Value
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	$1,250,000	$1,344,079
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,024,168
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	1,500,000	1,490,525
		5,510,169
Maryland — 1.8%
Baltimore Rev., 5.00%, 6/1/51	1,200,000	1,132,922
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,488,258
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,461,314
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,010,909
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,027,962
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,740,887
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,348,196
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	1,951,705
		12,162,153
Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	3,500,000	3,790,767
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,168,835
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	857,448
Massachusetts Port Authority Rev., 5.00%, 7/1/37	2,000,000	2,162,181
Massachusetts Port Authority Rev., 5.00%, 7/1/41	1,200,000	1,276,611
		10,255,842
Michigan — 3.3%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,354,774
Detroit GO, 5.50%, 4/1/45	1,540,000	1,569,845
Detroit GO, 5.00%, 4/1/46	2,000,000	1,932,650
Detroit GO, 5.00%, 4/1/50	2,250,000	2,142,570
Detroit GO, 5.50%, 4/1/50	1,820,000	1,843,999
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,083,676
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	1,885,681
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	1,580,000	1,505,437
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	285,000	289,630
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(5)	1,500,000	147,481
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(4)	2,105,000	2,166,975
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	4,395,000	4,209,291
		22,132,009
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	3,112,104
14

	Principal Amount/Shares	Value
Missouri — 1.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	$1,000,000	$846,588
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	810,861
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	1,845,091
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,240,542
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,023,574
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	951,668
		11,718,324
Nebraska — 1.4%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	4,000,000	4,005,610
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	5,000,000	5,206,273
		9,211,883
Nevada — 2.5%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,235,000	1,247,964
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	320,000	322,786
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	585,000	588,984
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	140,000	140,653
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	910,000	914,562
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	810,000	659,367
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	335,582
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	978,155
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,280,860
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	565,000	538,779
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	690,000	651,200
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	565,000	526,234
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	930,000	844,393
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(5)	7,500,000	953,462
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(5)	13,000,000	1,301,812
Sparks Rev., 2.75%, 6/15/28(1)	2,920,000	2,707,320
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,794,471
		16,786,584
New Jersey — 3.7%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,083,462
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,652,575
15

	Principal Amount/Shares	Value
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	$1,105,000	$1,009,052
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	652,477
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/52	2,300,000	2,413,298
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	4,950,966
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	461,250
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,176,918
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 6/15/50	1,000,000	1,090,904
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,081,249
		24,572,151
New Mexico — 0.8%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	484,284
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	423,195
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,088,662
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	880,111
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,292,817
		5,169,069
New York — 10.2%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,499,961
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	616,548
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	482,434
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	912,721
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	898,654
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,499,535
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,163,709
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	2,500,000	2,680,658
New York City GO, 5.25%, 5/1/42	1,000,000	1,120,825
New York City GO, 5.00%, 4/1/43	7,040,000	7,447,394
New York City GO, 5.25%, 5/1/43	1,000,000	1,119,144
New York City GO, 4.00%, 9/1/46	1,240,000	1,203,547
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,000,189
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,694,461
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.95%, 6/1/23 (SBBPA: UBS AG)	200,000	200,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.98%, 6/1/23 (SBBPA: State Street Bank & Trust Co.)	2,350,000	2,350,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	1,500,000	1,771,067
16

	Principal Amount/Shares	Value
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/36	$1,500,000	$1,707,490
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,168,008
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	926,306
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,360,758
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,466,623
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,625,166
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	4,269,010
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	2,000,000	1,656,516
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,631,827
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,614,564
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	296,341
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	571,227
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	409,077
		68,363,760
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	560,000	523,065
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	969,501
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,394,220
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,266,958
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,378,684
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23, Prerefunded at 103% of Par(4)	280,000	289,385
		6,821,813
Ohio — 4.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,415,000	16,135,121
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(5)	15,000,000	1,671,397
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,411,350
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,502,341
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,890,000	4,503,037
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,282,970
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,236,944
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	950,724
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,782,867
		32,476,751
17

	Principal Amount/Shares	Value
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	$250,000	$237,141
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	915,922
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,380,634
		2,533,697
Pennsylvania — 3.4%
Allegheny County Airport Authority Rev., 5.00%, 1/1/28	1,980,000	2,082,038
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	1,719,134
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,093,433
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	462,000	448,333
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	887,000	821,258
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,525,657
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	916,588
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	915,773
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/25, Prerefunded at 100% of Par(4)	1,250,000	1,286,525
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	1,600,000	1,745,094
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	1,600,000	1,637,055
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	732,211
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par(4)	1,500,000	1,515,158
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,542,493
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	215,000	209,987
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,812,834
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	950,253
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	942,468
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	929,478
		22,825,770
Puerto Rico — 1.9%
Puerto Rico GO, 5.25%, 7/1/23	206,792	207,007
Puerto Rico GO, 5.375%, 7/1/25	2,412,437	2,464,880
Puerto Rico GO, 5.625%, 7/1/29	402,071	426,542
Puerto Rico GO, 5.75%, 7/1/31	390,528	421,356
Puerto Rico GO, 4.00%, 7/1/33	370,323	340,713
Puerto Rico GO, 4.00%, 7/1/35	332,871	298,189
Puerto Rico GO, 4.00%, 7/1/37	285,691	248,639
18

	Principal Amount/Shares	Value
Puerto Rico GO, 4.00%, 7/1/41	$388,431	$325,348
Puerto Rico GO, 4.00%, 7/1/46	403,963	326,630
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(5)	123,821	118,045
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(5)	476,571	279,973
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,753,388	856,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,322,327
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,781,779
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(5)	5,000,000	1,351,244
		12,769,640
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	1,964,287
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	982,260
		2,946,547
South Carolina — 0.9%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,223,233
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/52	2,500,000	2,753,507
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	997,638
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	523,294
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	837,181
		6,334,853
Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,700,000	1,377,295
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	900,000	953,006
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	506,037
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,035,204
		3,871,542
Texas — 8.1%
Austin Airport System Rev., 5.00%, 11/15/35	1,500,000	1,637,539
Austin Airport System Rev., 5.00%, 11/15/36	2,000,000	2,162,980
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	934,223
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,817,062
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	9,984,379
El Paso Water & Sewer Rev., 4.00%, 3/1/39	3,000,000	3,012,546
Fort Bend Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	2,000,000	2,056,673
Fort Bend Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,750,000	1,783,387
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,539,950
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,518,974
19

	Principal Amount/Shares	Value
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	$2,500,000	$2,423,353
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,615,000	1,691,764
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,850,000	1,937,934
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(4)	1,505,000	1,547,880
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(4)	1,000,000	1,047,532
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	570,000	608,583
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,120,000	1,195,813
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	1,260,000	1,345,290
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	2,750,000	2,936,148
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(4)	290,000	298,262
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(4)	390,000	408,537
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,000,000	1,047,532
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,300,000	1,361,791
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	853,437
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	833,347
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	905,673
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,363,538
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	4,709,095
		53,963,222
Utah — 0.5%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52 (1)	4,250,000	3,621,407
Virginia — 2.3%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	993,811
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,023,715
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,698,260
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	3,330,000	3,265,071
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	930,000	873,600
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	443,526
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,950,115
20

	Principal Amount/Shares	Value
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	$2,250,000	$2,084,679
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,140,724
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	930,042
		15,403,543
Washington — 4.4%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,500,000	2,939,576
Port of Seattle Rev., 5.00%, 8/1/47	3,530,000	3,677,736
Port of Seattle Rev., 5.50%, 8/1/47	2,370,000	2,566,883
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,220,729
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,360,496
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	550,000	521,227
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	668,202
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,376,509
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/24, Prerefunded at 100% of Par(1)(4)	2,000,000	2,043,373
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	6,228,000
		29,602,731
Wisconsin — 2.6%
Public Finance Authority Rev., 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(4)	50,000	56,510
Public Finance Authority Rev., 5.00%, 4/1/50(1)	950,000	873,735
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	861,108
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,147,885
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,568,207
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	874,598
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	633,922
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	884,605
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,179,777
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	1,260,000	1,248,745
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	459,376
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	394,690
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,212,447
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	808,775
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	827,711
21

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	$1,500,000	$1,147,976
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	864,742
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/46	2,000,000	1,603,470
		17,648,279
TOTAL MUNICIPAL SECURITIES (Cost $695,301,299)		648,243,061
AFFILIATED FUNDS(6) — 1.2%
American Century Diversified Municipal Bond ETF (Cost $8,730,428)	169,300	8,429,447
SHORT-TERM INVESTMENTS †
Money Market Funds †
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $7,217)	7,218	7,218
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $704,038,944)		656,679,726
OTHER ASSETS AND LIABILITIES — 1.8%		11,809,796
TOTAL NET ASSETS — 100.0%		$668,489,522

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	387	September 2023	$44,299,406	$449,738
^Amount represents value and unrealized appreciation (depreciation).

22

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
PSF-GTD	–	Permanent School Fund Guaranteed
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $141,708,585, which represented 21.2% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
23

Statement of Assets and Liabilities

MAY 31, 2023
Assets
Investment securities - unaffiliated, at value (cost of $695,308,516)	$648,250,279
Investment securities - affiliated, at value (cost of $8,730,428)	8,429,447
Total investment securities, at value (cost of $704,038,944)	656,679,726
Deposits with broker for futures contracts	870,750
Receivable for investments sold	1,664,410
Receivable for capital shares sold	392,419
Receivable for variation margin on futures contracts	169,313
Interest and dividends receivable	10,309,836
670,086,454

Liabilities
Payable for capital shares redeemed	1,145,476
Accrued management fees	266,698
Distribution and service fees payable	9,353
Dividends payable	175,405
1,596,932

Net Assets	$668,489,522

Net Assets Consist of:
Capital paid in	$756,366,929
Distributable earnings (loss)	(87,877,407)
$668,489,522

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$240,923,876	27,922,877	$8.63
I Class	$339,699,736	39,373,385	$8.63
Y Class	$53,352,650	6,185,961	$8.62
A Class	$31,419,547	3,642,002	$8.63
C Class	$3,093,713	358,678	$8.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.04 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
24

Statement of Operations

YEAR ENDED MAY 31, 2023
Investment Income (Loss)
Income:
Interest	$31,830,142
Dividends (including $204,227 from affiliated funds)	204,227
32,034,369
Expenses:
Management fees	3,356,673
Distribution and service fees:
A Class	72,926
C Class	31,830
Trustees' fees and expenses	48,511
Other expenses	16,521
3,526,461
Fees waived(1)	(24,342)
3,502,119

Net investment income (loss)	28,532,250

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(26,466,754)
Futures contract transactions	(2,181,210)
(28,647,964)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(171,011) from affiliated funds)	(31,255,105)
Futures contracts	448,662
(30,806,443)

Net realized and unrealized gain (loss)	(59,454,407)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,922,157)
(1)Amount consists of $8,645, $12,711, $1,885, $993 and $108 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
25

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2023 AND MAY 31, 2022
Increase (Decrease) in Net Assets	May 31, 2023	May 31, 2022
Operations
Net investment income (loss)	$28,532,250	$27,095,561
Net realized gain (loss)	(28,647,964)	(10,525,332)
Change in net unrealized appreciation (depreciation)	(30,806,443)	(77,566,585)
Net increase (decrease) in net assets resulting from operations	(30,922,157)	(60,996,356)

Distributions to Shareholders
From earnings:
Investor Class	(9,896,237)	(11,870,626)
I Class	(15,304,133)	(18,550,031)
Y Class	(2,285,504)	(2,789,719)
A Class	(1,061,438)	(1,168,543)
C Class	(91,422)	(119,307)
Decrease in net assets from distributions	(28,638,734)	(34,498,226)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(97,893,692)	59,982,303

Net increase (decrease) in net assets	(157,454,583)	(35,512,279)

Net Assets
Beginning of period	825,944,105	861,456,384
End of period	$668,489,522	$825,944,105

See Notes to Financial Statements.
26

Notes to Financial Statements

MAY 31, 2023

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

27

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

28

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund  invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ending May 31, 2023.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $40,680,000 and $65,960,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $357,245,213 and $458,070,643, respectively.

29

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2023		Year ended May 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,540,897	$66,538,884	8,163,776	$81,285,951
Issued in reinvestment of distributions	980,749	8,579,455	1,026,415	10,361,422
Redeemed	(11,049,865)	(97,356,538)	(9,937,021)	(98,702,683)
	(2,528,219)	(22,238,199)	(746,830)	(7,055,310)
I Class
Sold	24,114,602	211,667,619	25,013,977	247,907,208
Issued in reinvestment of distributions	1,661,333	14,539,805	1,763,970	17,764,394
Redeemed	(34,291,252)	(300,486,641)	(20,641,080)	(201,041,560)
	(8,515,317)	(74,279,217)	6,136,867	64,630,042
Y Class
Sold	1,848,487	16,300,580	2,564,983	25,981,628
Issued in reinvestment of distributions	261,051	2,282,706	276,971	2,789,239
Redeemed	(2,635,964)	(23,061,530)	(2,397,091)	(23,484,428)
	(526,426)	(4,478,244)	444,863	5,286,439
A Class
Sold	1,260,391	10,931,949	313,039	3,177,456
Issued in reinvestment of distributions	101,346	886,104	96,172	970,644
Redeemed	(965,165)	(8,420,370)	(616,497)	(6,263,350)
	396,572	3,397,683	(207,286)	(2,115,250)
C Class
Sold	118,937	1,054,746	53,744	537,105
Issued in reinvestment of distributions	8,990	78,596	10,505	106,058
Redeemed	(163,236)	(1,429,057)	(140,360)	(1,406,781)
	(35,309)	(295,715)	(76,111)	(763,618)
Net increase (decrease)	(11,208,699)	$(97,893,692)	5,551,503	$59,982,303

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$8,600	—	—	$(171)	$8,429	169	—	$204
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.
30

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$648,243,061	—
Affiliated Funds	$8,429,447	—	—
Short-Term Investments	7,218	—	—
	$8,436,665	$648,243,061	—

Other Financial Instruments
Futures Contracts	$449,738	—	—

9. Derivative Instruments

Interest Rate Risk — The fund  is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $37,347,663 futures contracts purchased and $9,513,281 futures contracts sold.

The value of interest rate risk derivative instruments as of May 31, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $169,313 in receivable for variation margin on futures contracts.* For the year ended May 31, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,181,210) in net realized gain (loss) on futures contract transactions and $448,662 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.
31

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2023 and May 31, 2022 were as follows:

	2023	2022
Distributions Paid From
Exempt income	$28,638,734	$27,036,886
Taxable ordinary income	—	$615,676
Long-term capital gains	—	$6,845,664

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$704,038,996
Gross tax appreciation of investments	$10,778,508
Gross tax depreciation of investments	(58,137,778)
Net tax appreciation (depreciation) of investments	(47,359,270)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(47,359,270)
Other book-to-tax adjustments	$(175,405)
Undistributed exempt income	—
Accumulated short-term capital losses	$(25,358,611)
Accumulated long-term capital losses	$(14,984,121)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
32

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023	$9.31	0.34	(0.68)	(0.34)	(0.34)	—	(0.34)	$8.63	(3.61)%	0.60%	0.60%	3.86%	3.86%	50%	$240,924
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	0.60%	3.80%	3.80%	57%	$289,403
I Class
2023	$9.31	0.36	(0.68)	(0.32)	(0.36)	—	(0.36)	$8.63	(3.42)%	0.40%	0.40%	4.06%	4.06%	50%	$339,700
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	0.40%	4.00%	4.00%	57%	$344,454

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023	$9.31	0.36	(0.69)	(0.33)	(0.36)	—	(0.36)	$8.62	(3.50)%	0.37%	0.37%	4.09%	4.09%	50%	$53,353
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	0.37%	4.03%	4.03%	57%	$31,979
A Class
2023	$9.31	0.32	(0.68)	(0.36)	(0.32)	—	(0.32)	$8.63	(3.85)%	0.85%	0.85%	3.61%	3.61%	50%	$31,420
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	0.85%	3.55%	3.55%	57%	$36,807
C Class
2023	$9.31	0.25	(0.68)	(0.43)	(0.25)	—	(0.25)	$8.63	(4.57)%	1.60%	1.60%	2.86%	2.86%	50%	$3,094
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	1.60%	2.80%	2.80%	57%	$12,822

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of High-Yield Municipal Fund of the American Century Municipal Trust, as of May 31, 2023, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the two years then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 20, 2023

We have served as the auditor of one or more American Century investment companies since 1997.
36

Management
Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas,16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	32	Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	77	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, EMPIRE (digital media distribution) (2023 to present); Chief Financial Officer, 2K (interactive entertainment) (2021 to 2023); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	32	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present)	32	None
37

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	32	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	32	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	32	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	142	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

38

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
39

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
40

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

41

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $28,625,152 as exempt interest dividends for the fiscal year ended May 31,
2023.

42

Notes

43

Notes
44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 2307

Annual Report

May 31, 2023

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas
Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

First-Half Challenges Tempered Full-Year Returns

Multidecade-high inflation, rising interest rates and economic uncertainty broadly weighed on fixed-income markets during the first several months of the reporting period. The municipal bond (muni) segment faced additional challenges due to record outflows from the asset class, which persisted throughout 2022.
By period-end, the Federal Reserve’s (Fed’s) aggressive inflation-fighting rate-hike campaign (launched in March 2022) had driven short-term interest rates 5 percentage points higher. The rate hikes pushed Treasury and muni yields to multiyear highs. Meanwhile, after soaring to 9.1% in June 2022, the annual headline inflation rate eased to 4% by May, largely due to the Fed’s tightening campaign.

The fixed-income market backdrop broadly improved in early 2023 amid rising recession risk and growing expectations for the Fed to change course. In addition, generally healthy muni market credit trends and state budget practices further supported municipal bonds. However, a new market headwind emerged: banking industry uncertainty. The collapse of three U.S. regional banks triggered fears of a looming credit crunch and led to periods of volatility.

Despite the period’s ups and downs, positive performance in the second half of the fiscal year more than offset losses in the first half. Investment-grade munis ended May with a modest one-year gain and outperformed U.S. Treasuries, which declined. Although high-yield munis outperformed their investment-grade peers in the period’s second half, they underperformed significantly in the first half and posted a 12-month loss.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	0.08%	1.54%	1.73%	—	3/2/87
S&P Intermediate Term National AMT-Free Municipal Bond Index	—	1.15%	1.78%	2.00%	—	—
I Class	AXBIX	0.28%	1.74%	1.93%	—	4/15/03
Y Class	ATBYX	0.31%	1.77%	—	1.91%	4/10/17
A Class	TWWOX					3/1/10
No sales charge		-0.17%	1.29%	1.47%	—
With sales charge		-4.66%	0.36%	1.01%	—
C Class	TWTCX	-1.01%	0.53%	0.72%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2023
Investor Class — $11,867

S&P Intermediate Term National AMT-Free Municipal Bond Index — $12,194

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.46%	0.26%	0.23%	0.71%	1.46%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss and Joseph Gotelli

Performance Summary

Intermediate-Term Tax-Free Bond returned 0.08%* for the 12 months ended May 31, 2023. By comparison, the S&P Intermediate Term National AMT-Free Municipal Bond Index returned 1.15%. Fund returns reflect operating expenses, while index returns do not.

Second-Half Recovery Pushed Returns into Positive Territory

Municipal bonds (munis) demonstrated wide performance swings in the reporting period, with gains in the second half more than offsetting losses in the first half. Similar to all fixed-income sectors, municipal bonds struggled in 2022. Against a backdrop of surging inflation, rising interest rates, hawkish Federal Reserve (Fed) policy and widespread market volatility, munis and other bonds generally declined. Record outflows from the asset class also weighed on the muni sector.

Broad muni market sentiment improved by early 2023, aided by growing expectations for the Fed to change course amid moderating inflation and slowing economic growth. Also, despite declining state tax revenues, strong reserve fund balances and conservative budgeting practices suggested most states were prepared for a slowing economy. Additionally, outflows from the asset class stabilized through the first five months of 2023.

Investment-grade munis ended the 12-month period with a modest gain, outperforming the broad U.S. Treasury index, which declined. Amid broad risk aversion, high-yield munis underperformed investment-grade munis.

Sector Allocation, Security Selection Detracted from Relative Results

Sector allocation represented the largest relative detractor for the period, mostly due to our out-of-index position in retirement communities. Out-of-index positions in student housing and multifamily housing bonds also modestly detracted.

From a security selection perspective, our choices in the special tax and public university sectors largely accounted for the lagging relative results. These effects more than offset positive security selection results from state general obligation bonds.

Yield Curve Positioning Weighed on Performance

Throughout the reporting period, we overweighted to varying degrees the fund’s duration versus the index’s duration. This positioning weighed on the fund’s relative performance as yields rose—most significantly among shorter maturity securities—and the front end of the yield curve inverted. The remainder of the muni curve remained positively sloped, unlike the U.S. Treasury yield curve.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

Top Five States and Territories	% of net assets
Texas	13.2%
New York	11.2%
Illinois	10.0%
Pennsylvania	5.8%
California	5.7%

Top Five Sectors	% of fund investments
Special Tax	15%
General Obligation (GO) - Local	15%
Hospital	11%
General Obligation (GO) - State	9%
Corporate	9%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,014.00	$2.36	0.47%
I Class	$1,000	$1,015.00	$1.36	0.27%
Y Class	$1,000	$1,015.20	$1.21	0.24%
A Class	$1,000	$1,012.80	$3.61	0.72%
C Class	$1,000	$1,009.00	$7.36	1.47%
Hypothetical
Investor Class	$1,000	$1,022.59	$2.37	0.47%
I Class	$1,000	$1,023.59	$1.36	0.27%
Y Class	$1,000	$1,023.74	$1.21	0.24%
A Class	$1,000	$1,021.34	$3.63	0.72%
C Class	$1,000	$1,017.60	$7.39	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2023

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
Alabama — 2.8%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	$10,000,000	$9,997,016
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	1,645,000	1,638,628
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,673,902
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,824,875
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	19,500,000	20,394,358
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,146,455
Black Belt Energy Gas District Rev., VRN, 5.25%, 12/1/53 (GA: Royal Bank of Canada)	4,000,000	4,299,471
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,020,803
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,034,132
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,090,680
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	15,000,000	14,981,170
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Goldman Sachs & Co.)	5,000,000	5,332,323
		105,433,813
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,681,020
Arizona — 4.0%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.28%, (3-month LIBOR plus 0.81%), 1/1/37	7,500,000	6,971,838
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.66%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,767,872
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	315,000	315,916
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	387,105
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	587,512
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	777,087
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)(2)(3)	5,000,000	2,750,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	600,000	567,500
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	597,593
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	323,716
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	274,338
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	683,193

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	$300,000	$327,664
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	327,462
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	256,711
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	569,438
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,783,400
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,659,755
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	496,140
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	445,859
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	198,810
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	503,862
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,062,859
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,311,634
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,822,220
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,468,806
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,808,906
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	906,275
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	2,750,000	2,697,264
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	100,051
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	503,692
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	204,571
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	309,699
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	224,287
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	728,932
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	725,358
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	310,174
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,013,380
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,254,953
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,886,604
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,197,323
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,269,601
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,011,098

	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	$3,380,000	$2,755,864
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	837,384
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	6,500,000	4,774,557
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	3,140,000	2,226,261
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	939,083
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	834,615
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	677,359
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,691,333
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,559,469
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	280,000	285,605
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,813,038
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	370,799
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	282,824
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,643,914
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	458,196
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 3.98%, (MUNIPSA plus 0.57%), 1/1/35	3,525,000	3,514,175
Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 4.21%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,719,440
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	953,639
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,745,430
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,091,569
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(1)	1,650,000	1,218,788
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/25	1,000,000	1,037,345
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,047,471
Phoenix GO, 5.00%, 7/1/24	1,330,000	1,354,681
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,112,648
Phoenix GO, 5.00%, 7/1/26	2,750,000	2,909,497
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,239,066
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	10,943,592
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/43	7,500,000	8,363,381
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	10,199,430
		147,990,911
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,001,605

	Principal Amount	Value
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	$1,360,000	$1,372,668
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,175,150
		3,549,423
California — 5.7%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,229,131
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(4)	1,725,000	1,753,037
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(4)	1,750,000	1,778,444
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(4)	1,800,000	1,829,256
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(4)	2,000,000	2,032,507
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(4)	2,000,000	2,032,507
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(5)	2,000,000	1,844,912
Bay Area Toll Authority Rev., VRN, 4.51%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,757,185
Bay Area Toll Authority Rev., VRN, 3.69%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	6,986,528
California Community Choice Financing Authority Rev., VRN, 3.86%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,270,169
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	605,109
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	493,327
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	202,034
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	274,533
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	273,509
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	146,599
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(4)	1,810,000	1,812,080
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,770,943
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,375,000	1,347,889
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,010,505
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,015,840
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,025,908
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	4,957,066
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)	5,145,000	4,941,973
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,529,008
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,548,530
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,037,447

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	$1,480,000	$1,444,490
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,376,875
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,269,982
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	7,933,722
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,275,399
City & County of San Francisco GO, 5.00%, 6/15/25	1,560,000	1,626,285
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,126,706
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,038,240
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(5)	2,530,000	2,060,831
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,200,000	2,204,829
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,455,000	998,653
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(4)	1,750,000	1,750,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(4)	2,500,000	2,545,572
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	16,110,000	13,835,440
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,247,753
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,565,506
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,457,248
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,515,707
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,276,926
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,082,310
Metropolitan Water District of Southern California Rev., VRN, 3.55%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,984,662
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,104,114
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(4)	800,000	833,452
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(4)	1,000,000	1,041,815
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,064,011
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,347,286
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,040,052
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42	2,000,000	2,045,853
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,722,615
Orange County Transportation Authority Rev., 4.00%, 10/15/24(4)	7,140,000	7,223,666
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,145,566
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,072,423

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	$3,500,000	$3,619,196
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,445,046
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,201,459
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,355,864
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,159,381
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	631,981
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,073,997
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(4)	6,000,000	6,186,370
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/37	800,000	922,480
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/38	825,000	947,810
State of California GO, 5.00%, 10/1/24	3,500,000	3,590,630
State of California GO, 5.00%, 12/1/26	3,955,000	3,986,713
State of California GO, 5.00%, 11/1/27	5,000,000	5,032,672
State of California GO, 4.00%, 9/1/32	5,000,000	5,128,851
State of California GO, 4.00%, 8/1/35	10,000,000	10,216,968
State of California GO, 4.00%, 9/1/35	10,815,000	11,050,315
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,080,761
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,411,309
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,042,243
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,035,348
		213,883,359
Colorado — 3.3%
Adams County COP, 5.00%, 12/1/25	2,720,000	2,837,414
Adams County COP, 4.00%, 12/1/26	2,250,000	2,297,058
Adams County COP, 4.00%, 12/1/27	1,310,000	1,338,908
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,302,366
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	314,689
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	576,247
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	455,596
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	360,985
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	678,920
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	983,650
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,214,105
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,473,215
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,219,257
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	755,937
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,654,508
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	640,961
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,236,087

	Principal Amount	Value
City & County of Denver Airport System Rev., 5.25%, 11/15/42	$500,000	$560,089
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,518,953
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,713,474
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,740,180
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,657,899
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,494,414
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	1,795,000	1,847,486
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,926,646
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,257,318
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,707,023
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,392,378
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	516,506
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	351,734
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	392,327
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	402,410
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	253,282
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,184,492
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	603,595
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,944,222
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	1,826,180
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	4,996,993
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	727,194
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	749,713
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	521,389
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,005,802
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,004,985
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	528,579
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,075,176
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	820,822
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	201,677
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,535,619
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,340,726
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,582,908
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,655,451
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,011,969
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,807,584

	Principal Amount	Value
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	$1,785,000	$1,890,437
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	3,886,894
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	731,852
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	814,675
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	847,111
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,061,948
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,176,848
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	697,514
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	723,525
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,358,021
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,897,416
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	191,196
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	204,160
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	186,805
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	130,059
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	205,684
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	142,262
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	214,342
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	136,993
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	228,502
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	131,743
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	236,978
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	131,685
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	236,487
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	131,705
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	252,908
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	142,199
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	549,379
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	168,458
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	553,994
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	310,807
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	108,411
		123,878,096
Connecticut — 2.4%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	524,997
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,148,081
Bridgeport GO, 5.00%, 8/15/27	4,490,000	4,794,040
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	653,750
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,642,620
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	551,472
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,400,027
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,101,739
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,082,272
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	694,120
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,849,612
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,070,621
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,569,395

	Principal Amount	Value
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	$2,250,000	$2,318,958
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,019,254
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,048,868
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,017,426
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,014,896
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,006,534
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	286,150
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,066,695
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	493,098
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,314,796
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,496,221
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	637,883
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	530,648
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,166,762
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	370,743
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	421,265
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	6,530,000	6,387,985
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	4,964,445
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	8,582,219
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,182,763
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,758,439
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,998,637
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,134,640
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,125,497
State of Connecticut GO, 4.00%, 6/1/39	500,000	502,696
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,077,974
		89,008,238
District of Columbia — 1.5%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,643,911
District of Columbia GO, 5.00%, 6/1/30	7,130,000	8,158,479
District of Columbia GO, 5.00%, 10/15/35	15,000,000	16,565,998
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/45	9,890,000	9,750,329
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(4)	1,000,000	1,013,840
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	1,799,232
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,662,476

	Principal Amount	Value
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	$1,250,000	$1,348,240
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,342,940
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,259,798
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,250,447
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	2,635,000	2,590,608
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	243,946
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	5,100,000	5,715,318
		56,345,562
Florida — 5.2%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,753,226
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,000,996
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,838,702
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	507,432
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	512,440
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	265,008
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,042,880
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	523,058
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	521,459
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	519,547
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	517,327
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,262,532
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,389,664
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,526,376
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(1)	300,000	286,847
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(1)	225,000	207,035
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	430,232
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	927,571
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,289,901
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,305,575
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,631,242
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,002,951
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	984,427
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,035,553

	Principal Amount	Value
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	$750,000	$776,846
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,293,976
Fort Myers Rev., 4.00%, 12/1/29	170,000	174,024
Fort Myers Rev., 4.00%, 12/1/30	150,000	153,459
Fort Myers Rev., 4.00%, 12/1/31	650,000	663,942
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,829,047
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,470,801
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,283,216
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,586,982
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,450,850
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	792,367
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,277,055
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,524,004
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,390,452
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,381,950
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,077,931
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	502,428
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	510,711
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	660,000	673,830
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	426,709
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	739,694
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	264,698
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	767,365
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	724,329
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,030,852
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	670,751
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,570,790
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	697,813
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	787,774
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,041,985
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	541,601
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	644,702
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	877,250
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	1,877,716
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	3,974,999
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,282,022
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	822,096

	Principal Amount	Value
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	$2,000,000	$1,618,373
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	537,554
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	653,958
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	553,490
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	616,689
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,228,319
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	970,000	992,259
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,478,501
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,188,135
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,040,768
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,228,082
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	875,643
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,689,268
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,153,393
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,460,267
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,407,267
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	807,223
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,002,356
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	11,991,056
Tampa Water & Wastewater System Rev., 5.00%, 10/1/34	625,000	735,393
Tampa Water & Wastewater System Rev., 5.00%, 10/1/37	1,935,000	2,204,650
Tampa Water & Wastewater System Rev., 5.00%, 10/1/38	1,000,000	1,137,315
Tampa Water & Wastewater System Rev., 5.00%, 10/1/39	5,085,000	5,758,383
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,178,177
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,489,655
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,200,709
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	917,539
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/30 (AGM)	915,000	1,024,009
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/33 (AGM)	850,000	983,480
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/34 (AGM)	500,000	576,577
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/37 (AGM)	1,175,000	1,308,645
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28	2,055,000	2,038,548
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33	1,830,000	1,784,566

	Principal Amount	Value
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	$125,000	$123,085
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	495,000	472,901
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	455,000	423,796
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	955,000	880,388
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,715,000	1,513,965
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	980,000	842,653
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,115,000	2,784,533
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,260,000	1,872,253
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	995,000	789,148
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,430,000	1,878,025
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,104,036
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,440,000	3,021,296
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,495,000	4,516,870
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	4,000,000	4,007,704
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,060,818
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,275,545
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,107,645
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,155,810
		192,529,716
Georgia — 3.4%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,012,886
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	919,115
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,880,673
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	2,000,000	1,697,177
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,168,826
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,015,624
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	3,094,952
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,199,532
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,078,175
Georgia Ports Authority Rev., 5.00%, 7/1/32	1,975,000	2,322,265
Georgia Ports Authority Rev., 5.00%, 7/1/33	2,000,000	2,340,364
Main Street Natural Gas Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	5,715,000	6,029,339
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,559,301
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	7,500,000	7,503,696

	Principal Amount	Value
Main Street Natural Gas, Inc. Rev., VRN, 3.98%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	$10,000,000	$9,986,694
Main Street Natural Gas, Inc. Rev., VRN, 4.20%, (1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	10,006,693
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,015,595
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,128,278
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	13,000,000	13,570,107
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/31	5,000,000	5,794,927
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/32	3,000,000	3,519,609
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,214,923
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(4)	1,500,000	1,520,760
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,425,482
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,798,763
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,039,140
		125,842,896
Hawaii — 0.6%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,025,451
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	8,827,671
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,676,627
		20,529,749
Idaho — 0.1%
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congesti), 5.00%, 8/15/34	1,500,000	1,772,627
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congesti), 5.00%, 8/15/35	750,000	877,183
		2,649,810
Illinois — 10.0%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,039,405
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,185,728
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,025,868
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,046,019
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,743,807
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,016,197
Chicago GO, 5.00%, 1/1/30	6,600,000	7,079,965
Chicago GO, 4.00%, 1/1/35	3,000,000	2,941,534
Chicago GO, 5.25%, 1/1/38	5,000,000	5,333,961
Chicago GO, 6.00%, 1/1/38	5,000,000	5,302,509
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,122,139
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,811,058
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,320,154
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,032,873
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,402,773
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,431,542

	Principal Amount	Value
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	$3,000,000	$3,216,318
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,471,444
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,432,899
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,150,000
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,010,861
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,048,713
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,107,022
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,370,617
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,551,353
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,006,627
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,006,586
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33	6,000,000	6,850,273
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	767,576
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	766,731
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,523,722
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,307,792
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	3,773,421
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	10,195,979
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,173,130
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,105,123
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,344,356
Chicago Waterworks Rev., 5.00%, 11/1/31	1,650,000	1,867,025
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,672,251
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,576,716
Cook County GO, 5.00%, 11/15/25	3,600,000	3,726,304
Cook County GO, 5.00%, 11/15/27	2,800,000	2,940,822
Cook County GO, 5.00%, 11/15/28	1,000,000	1,049,961
Cook County GO, 5.00%, 11/15/29	3,270,000	3,433,373
Cook County GO, 5.00%, 11/15/31	2,350,000	2,464,286
Cook County GO, 5.00%, 11/15/34	2,000,000	2,046,234
Cook County GO, 5.00%, 11/15/35	1,800,000	1,838,712
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,006,542
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	1,841,666
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,215,623
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,020,362
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,089,063
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,533,746
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,163,949
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,224,740
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,796,297
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,007,563
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,070,178
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,041,836
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,125,759
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,260,896
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,322,322
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,388,130

	Principal Amount	Value
Decatur GO, 5.00%, 3/1/31 (AGM)	$1,395,000	$1,455,225
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,608,812
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	400,276
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	405,718
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	412,572
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	367,037
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	421,769
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	803,717
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,631,923
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,548,529
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	987,803
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,870,776
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,110,922
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	516,191
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	325,459
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	515,832
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	587,212
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	512,759
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,512,816
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	756,198
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,021,092
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	3,500,000	3,480,519
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.11%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,949,531
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	247,570
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	707,988
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	334,452
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	708,728
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	746,339
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,156,207
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,646,047
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,368,338
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(4)	1,000,000	1,002,642
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	5,036,572
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,358,795
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,680,214

	Principal Amount	Value
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	$1,000,000	$1,083,165
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,089,035
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,307,347
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,717,918
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,946,023
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,841,864
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,512,749
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,851,928
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	3,450,000	3,464,128
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,145,962
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,020,728
State of Illinois GO, 5.00%, 11/1/27	15,000,000	16,006,417
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,180,488
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,807,056
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,229,062
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,010,139
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,009,979
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,108,668
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,610,853
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,136,584
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,340,599
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,639,828
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,166,033
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,006,787
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	817,813
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,562,185
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,061,577
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,057,158
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	755,695
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,006,579
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	909,757
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,079,791
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,233,452
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,839,740
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	661,346
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(4)	55,000	57,397
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(4)	285,000	298,501
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(4)	3,180,000	3,330,642
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,419,131
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,016,906
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,383,074
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,862,930
		373,524,025
Indiana — 0.7%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,159,920

	Principal Amount	Value
Indiana Finance Authority Rev., 5.00%, 2/1/28	$2,005,000	$2,073,066
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,579,060
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,929,876
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,028,258
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,059,627
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,080,131
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/24	2,200,000	2,223,851
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,140,569
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,081,644
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,011,308
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,163,642
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,265,552
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,479,491
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,256,370
		24,532,365
Iowa — 0.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.09%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,524,849
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	625,000	554,937
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	897,659
		1,452,596
Kentucky — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	629,548
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	280,973
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	944,211
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	570,349
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	491,255
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	455,029
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	359,425
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	680,193
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,130,000	1,150,478
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,724,963
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,620,000

	Principal Amount	Value
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	$2,000,000	$2,020,551
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,373,507
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	9,987,355
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	14,988,297
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,710,881
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,182,627
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,896,796
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,531,149
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,555,555
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,157,911
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,091,787
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,337,990
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,555,932
		68,296,762
Louisiana — 1.4%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	520,700
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,039,330
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	519,229
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	518,392
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	516,829
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	358,355
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	252,479
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,006,907
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	4,912,172
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,059,329
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(4)	6,000,000	6,248,740
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,029,161
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,028,680
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,252,751
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	528,264
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	876,350
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	382,781
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,200,083
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,305,225
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,295,135
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	250,000
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	202,995
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	768,316

	Principal Amount	Value
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	$12,600,000	$12,520,408
State of Louisiana GO, 4.00%, 5/1/32	4,250,000	4,298,104
		50,890,715
Maryland — 1.4%
Baltimore Rev., 4.875%, 6/1/42	1,375,000	1,308,717
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	614,885
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,600,198
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,100,000	1,095,262
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,503,801
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,490,121
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	519,164
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,064,476
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	300,887
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	333,801
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	381,811
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,281,118
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,021,737
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	202,393
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	178,089
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,568
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,636
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	178,222
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	254,137
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	304,184
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	328,690
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,503,338
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,329,888
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	764,846

	Principal Amount	Value
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	$3,585,000	$3,621,372
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,288,646
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/26	2,550,000	2,671,219
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,327,366
State of Maryland Department of Transportation Rev., 5.00%, 10/1/24	10,000,000	10,218,150
		52,941,722
Massachusetts — 2.0%
Massachusetts GO, 5.00%, 1/1/35	10,000,000	11,088,848
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,402,180
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/30	2,000,000	2,298,566
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/30	2,250,000	2,585,887
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	1,500,000	1,778,287
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	2,175,000	2,578,516
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	441,072
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	875,855
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,171,162
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,157,309
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,446,636
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,313,516
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,141,784
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,809,727
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,540,785
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,287,132
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,204,100
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	125,075
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	130,865
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	124,585
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	159,448
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	159,345
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	169,129
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	297,642
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	320,558
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	344,727
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	390,134
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	303,821
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	285,577

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	$275,000	$258,710
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	431,639
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	224,455
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/47(1)	1,000,000	897,506
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	1,850,000	1,766,024
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	653,886
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	815,844
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	814,368
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	576,975
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	490,308
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	461,199
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	623,212
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,867,333
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	1,941,893
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,371,024
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,259,589
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/33	4,605,000	5,503,576
		75,889,809
Michigan — 2.9%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,724,929
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,120,821
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,577,208
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,203,029
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	873,809
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,483,545
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,596,483
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,690,518
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,866,753
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,003,033
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,857,233
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,470,319
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,576,352
Detroit GO, 5.00%, 4/1/34	1,000,000	1,032,487
Detroit GO, 5.00%, 4/1/35	1,450,000	1,491,962
Detroit GO, 5.00%, 4/1/37	1,630,000	1,650,586

	Principal Amount	Value
Detroit GO, 5.00%, 4/1/37	$1,750,000	$1,759,305
Detroit GO, 5.00%, 4/1/38	1,000,000	1,007,069
Detroit GO, 4.00%, 4/1/42	1,100,000	959,384
Detroit GO, 5.00%, 4/1/46	1,745,000	1,686,237
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	862,693
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	558,623
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	608,641
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,267,869
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,621,004
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,270,677
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,643,923
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/23 (AGM)	400,000	400,388
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	761,200
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	507,839
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	115,000	110,121
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	959,022
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,014,444
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,033,580
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,544,907
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,702,407
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	468,765
Livonia Public Schools GO, 5.00%, 5/1/34 (AGM)	1,030,000	1,197,260
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	581,870
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/25	5,090,000	5,235,854
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/26	5,000,000	5,229,106
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	3,370,000	3,576,887
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/28	2,000,000	2,162,494
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	3,950,000	3,763,592
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 11/1/46	5,000,000	4,769,594
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,083,017
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,524,272
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,022,655
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,515,881

	Principal Amount	Value
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	$1,000,000	$1,015,862
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,250,000	1,269,828
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,400,000	1,422,207
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,565,000	1,589,825
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,109,702
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,060,087
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,385,969
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,554,128
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,121,348
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,019,795
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	661,864
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,194,496
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,167,668
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,028,527
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,567,528
		108,798,481
Minnesota — 0.2%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,053,763
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,039,003
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	423,835
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	384,394
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	411,431
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	391,405
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	376,521
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,210,640
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	813,890
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,079,518
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,041,359
		9,225,759
Mississippi — 0.2%
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	579,957
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,307,363
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	746,344
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	634,314
		6,267,978

	Principal Amount	Value
Missouri — 1.0%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	$1,000,000	$1,004,116
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	815,855
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,124,411
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,386,136
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,282,043
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,073,392
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	4,862,257
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/31	650,000	698,982
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/32	1,000,000	1,073,229
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/33	750,000	804,405
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/35	915,000	979,488
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	498,997
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/25	1,000,000	1,027,657
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	1,000,000	1,061,164
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,158,107
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	605,794
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	566,266
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	273,216
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	547,156
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	574,101
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	518,770
Liberty Public School District No. 53 GO, 5.00%, 3/1/24	4,130,000	4,181,667
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	496,125
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	955,482
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	622,522
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,725,054
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	976,593
		36,892,985
Nebraska — 1.1%
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,107,410
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	10,014,026
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,047,560
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	14,000,000	14,577,563

	Principal Amount	Value
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	$4,100,000	$4,134,256
		40,880,815
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	786,126
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	769,960
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	802,746
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,885,000	1,880,128
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/3/28, Prerefunded at 100% of Par(4)	1,270,000	1,373,868
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/3/28, Prerefunded at 100% of Par(4)	1,840,000	2,008,362
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Revenue), 4.00%, 7/1/32	3,810,000	3,860,032
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,421,802
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,514,606
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	445,000	389,504
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	995,000	826,259
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	990,000	780,614
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	480,000	428,756
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	520,000	440,836
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	995,000	950,768
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	468,460
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,395,000	2,298,080
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	908,531
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,587,633
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,078,923
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	926,457
Sparks Rev., 2.50%, 6/15/24(1)	375,000	374,860
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	2,941,549
		28,818,860
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	1,852,718
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	13,981,083	13,443,823
		15,296,541
New Jersey — 4.8%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	2,500,000	2,704,407

	Principal Amount	Value
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	$1,000,000	$1,014,682
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,033,186
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,042,829
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,162,219
New Jersey Economic Development Authority Rev., (State Capitol Joint Management Commission), 5.00%, 6/15/30	5,150,000	5,562,078
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/23	2,335,000	2,335,922
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,062,111
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,075,752
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/25, Prerefunded at 100% of Par(4)	3,310,000	3,448,454
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	5,000,000	5,084,846
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,318,170
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,236,346
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/23 (BAM)	5,125,000	5,127,568
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,162,189
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,401,278
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,051,554
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,220,063
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,668,966
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	11,045,343
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(4)	1,500,000	1,580,665
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(4)	1,500,000	1,580,665
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,226,740
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,088,720
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	2,995,969
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,502,884
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,085,796
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,771,612
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,556,214

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	$4,000,000	$4,257,721
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,571,173
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/37	1,000,000	1,084,697
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,058,258
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,001,796
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,280,844
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,296,546
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,053,251
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,421,864
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,713,838
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,198,431
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,224,571
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,980,449
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,230,645
		177,521,312
New Mexico — 0.2%
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	413,648
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	826,473
New Mexico Finance Authority Rev., 5.00%, 6/1/38	1,320,000	1,354,300
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,055,000	1,052,317
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23(4)	1,625,000	1,628,321
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(4)	1,000,000	1,033,314
		6,308,373
New York — 11.2%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	415,011
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	362,155
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	361,471
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,618,345
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45 (GA: NYU Langone Hospitals)	2,000,000	1,854,748
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,026,838
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	847,443
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,884,938
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	929,488
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,582,944
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,548,777
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,263,570
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,954,482
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,537,106

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	$5,000,000	$4,552,425
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,063,486
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,361,316
New York City GO, 5.00%, 8/1/25	1,700,000	1,748,705
New York City GO, 5.00%, 8/1/26	5,370,000	5,527,374
New York City GO, 5.00%, 8/1/32	2,000,000	2,216,200
New York City GO, 5.00%, 8/1/33	500,000	553,298
New York City GO, 5.00%, 8/1/33	1,000,000	1,106,595
New York City GO, 5.00%, 4/1/34	4,500,000	5,293,773
New York City GO, 5.00%, 8/1/34	2,215,000	2,445,184
New York City GO, 5.00%, 4/1/35	6,150,000	7,152,952
New York City GO, 5.25%, 10/1/39	2,000,000	2,282,259
New York City GO, 5.25%, 10/1/40	3,000,000	3,405,926
New York City GO, 4.00%, 9/1/46	4,960,000	4,814,189
New York City GO, 4.00%, 3/1/47	5,000,000	4,841,995
New York City GO, 4.00%, 3/1/50	3,030,000	2,915,700
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/34	3,000,000	3,575,358
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,061,678
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,940,055
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,566,807
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,835,105
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,875,802
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,651,024
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,810,400
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,166,017
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,396,812
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/34	10,000,000	11,757,677
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,800,179
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,837,625
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	398,625
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,628,067
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,320,751
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,555,718
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,320,680
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,775,845
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	10,978,605

	Principal Amount	Value
New York Power Authority Rev., 5.00%, 11/15/26 (AGM)	$2,075,000	$2,221,950
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,890,381
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,408,834
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,721,516
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,361,071
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,142,547
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,940,382
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/33(6)	5,000,000	6,074,657
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/35	875,000	1,019,241
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,128,317
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,259,743
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,036,045
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	6,010,307
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	9,925,829
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	10,963,599
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,653,439
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,244,435
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,657,141
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	731,719
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	998,274
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	949,789
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	472,474
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,007,662
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,081,954
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,380,641
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	2,774,917
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	722,316
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	2,000,000	2,299,924
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/31	4,000,000	4,663,328
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	1,780,000	2,103,603
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	624,503
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	845,063
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,670,242
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,441,437
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,885,270
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,366,028
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,084,038

	Principal Amount	Value
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	$2,875,000	$3,072,795
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,385,286
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,000,000
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	16,315,000	16,463,912
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,422,073
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,350,442
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	4,545,000	4,315,922
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,000,000
		415,494,569
North Carolina — 1.5%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,331,663
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,492,579
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,084,300
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,653,303
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,469,621
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,176,016
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,464,936
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	964,236
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	877,768
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,006,871
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	554,273
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,714,904
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	955,806
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,053,286
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,086,387
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,182,378
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	507,391
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	804,004
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	1,743,400
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	4,981,450
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24(4)	6,595,000	6,664,759
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,665,592
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,499,301
		56,934,224
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	4,875,000	4,672,892

	Principal Amount	Value
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	$1,075,000	$1,083,526
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	771,454
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	664,529
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	525,542
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,048,312
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	905,000	917,819
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,643,667
Columbus GO, 5.00%, 4/1/34	2,625,000	3,075,703
Columbus GO, 5.00%, 4/1/35	2,000,000	2,324,130
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,762,738
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,370,858
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,042,094
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,649,235
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,796,157
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	412,606
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	474,818
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	830,549
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	768,539
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,287,918
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	865,588
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,650,939
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	802,484
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,138,451
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,556,652
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,993,637
		41,130,837
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,542,342
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,026,567
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,027,384
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48 (OK CERF)	5,385,000	5,266,504
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48 (OK CERF)	1,000,000	981,290
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	998,569
		10,842,656
Oregon — 1.0%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	486,411

	Principal Amount	Value
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	$500,000	$471,947
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,476,207
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	251,734
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	202,588
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	593,430
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,324,101
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	241,551
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	207,272
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	274,737
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	244,052
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	207,498
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,020,211
State of Oregon GO, 5.00%, 5/1/32	1,000,000	1,173,181
State of Oregon GO, 5.00%, 6/1/32	2,405,000	2,824,714
State of Oregon GO, 5.00%, 5/1/33	1,500,000	1,783,386
State of Oregon GO, 5.00%, 6/1/33	1,000,000	1,190,223
State of Oregon GO, 5.00%, 5/1/34	2,000,000	2,373,629
State of Oregon GO, 5.00%, 6/1/34	1,000,000	1,188,778
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,444,739
State of Oregon Department of Transportation Rev., 5.00%, 11/15/31	1,675,000	1,966,547
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	745,820
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35(6)	3,710,000	4,331,815
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36(6)	2,900,000	3,352,697
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	549,037
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	548,313
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	548,054
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	649,922
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	855,810
		35,528,404
Pennsylvania — 5.8%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,241,512
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,018,656
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	605,274
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,641,558
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	1,968,207
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,362,819

	Principal Amount	Value
Bucks County Water and Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	$2,750,000	$2,725,953
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	763,046
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	421,090
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,688,119
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,143,339
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,141,848
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,420,624
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,496,524
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,570,326
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,523,780
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,041,036
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,475,475
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	768,849
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	675,023
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,056,857
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,114,514
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,171,661
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,226,353
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,286,058
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	5,000,000	5,076,852
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 4.01%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,734,122
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,063,058
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,607,935
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,334,242
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,125,201
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,040,976
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	967,957
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,040,234
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	537,633
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	490,933
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 4.56%, (1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,002,624

	Principal Amount	Value
Pennsylvania COP, 5.00%, 7/1/29	$600,000	$653,145
Pennsylvania COP, 5.00%, 7/1/30	750,000	818,806
Pennsylvania COP, 5.00%, 7/1/31	850,000	929,652
Pennsylvania COP, 5.00%, 7/1/35	450,000	487,696
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,212,853
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	12,390,222
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,210,206
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,309,011
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(4)	945,000	967,013
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,094,944
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,075,989
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,897,827
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,027,772
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,203,089
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,266,894
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	560,028
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	579,833
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,096,080
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,044,761
Pennsylvania Turnpike Commission Rev., VRN, 4.01%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	4,998,996
Pennsylvania Turnpike Commission Rev., VRN, 4.11%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,000,458
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,335,016
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,071,606
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,592,881
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,218,713
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,749,094
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,955,243
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,515,220
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,745,388
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,830,765
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	834,644
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,118,485
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	613,346
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,163,412
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	835,472
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,176,623
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,106,422
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,351,905
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,272,314
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,827,977
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,645,486
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,747,717
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,094,060
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,967,687
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,096,454

	Principal Amount	Value
Reading School District GO, 5.00%, 3/1/35 (AGM)	$2,000,000	$2,127,176
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,579,729
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,568,675
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,310,346
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	533,461
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	515,858
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,329,586
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,258,672
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,762,237
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,260,586
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,084,922
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,780,426
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	805,822
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,717,910
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,120,758
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 3.77%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,000,333
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	312,797
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	296,944
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	397,514
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,268,999
		215,294,224
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,726,205
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	1,922,522
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,119,452
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,175,000	2,358,013
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,768,716
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	474,059
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	524,674
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	523,218
		15,416,859
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	397,671
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	857,015
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,765,145
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	2,969,370
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,198,850
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,136,956
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,584,891

	Principal Amount	Value
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	$1,560,000	$1,760,243
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,124,120
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,273,989
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,180,912
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	470,364
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	715,000	657,976
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	841,886
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	1,000,000	784,437
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	3,829,015
		25,832,840
Tennessee — 0.5%
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	380,450
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	660,064
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	422,345
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	389,882
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	494,000
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	493,216
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	311,982
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	255,137
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	386,627
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	384,973
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	548,171
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	546,122
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	550,045
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	12,000,000	12,169,486
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,552,805
		19,545,305
Texas — 13.2%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,532,795
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,080,777
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,189,326
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,078,489
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,075,642
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	205,678
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	389,141
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	336,285
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	506,596
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	377,207
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	550,651
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	897,644
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	461,560

	Principal Amount	Value
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/33 (PSF-GTD)	$1,300,000	$1,331,273
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,707,228
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,257,358
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,501,775
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	1,870,092
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,225,956
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,854,418
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,320,727
Austin Electric Utility Rev., 5.00%, 11/15/34	10,000,000	11,834,301
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,056,527
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,181,142
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,858,312
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,386,050
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,208,062
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,003,813
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,122,362
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	3,042,977
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(4)	2,000,000	2,074,280
Central Texas Turnpike System Rev., 5.00%, 8/15/37	10,305,000	10,451,230
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,584,457
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,643,311
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,041,865
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,140,349
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	519,928
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,512,668
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	5,000,000	5,792,497
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,102,141
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	14,302,077
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	2,793,609
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	5,841,670
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,592,025
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	10,000,000	11,078,749
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/34	1,685,000	1,982,047
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/35	1,345,000	1,566,977
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	775,000	893,705

	Principal Amount	Value
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37	$2,200,000	$2,515,603
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,326,867
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,167,463
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,558,522
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,927,297
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	481,362
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	242,333
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	202,535
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,403,477
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,311,228
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,254,488
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,185,091
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	510,193
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	1,400,000	1,426,330
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	6,560,000	6,678,840
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,597,455
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	5,000,000	5,301,439
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,438,845
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,089,787
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,518,740
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,522,579
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,507,134
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,721,485
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,404,416
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,722,069
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,729,271
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	7,879,720
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)(6)	1,025,000	1,163,026
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)(6)	2,130,000	2,403,889
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)(6)	700,000	784,937
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)(6)	560,000	622,614
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,253,626
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,299,070
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,712,902

	Principal Amount	Value
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	$1,500,000	$1,551,027
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,034,879
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,035,310
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	820,000	793,631
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,519,350
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	879,972
Harris County Flood Control District Rev., (Harris County), 4.00%, 10/1/37	5,025,000	5,057,467
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	852,957
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	709,103
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	771,529
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,017,040
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	519,093
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,340,457
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,017,781
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	493,496
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,015,719
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,019,023
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,263,338
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,007,989
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,182,759
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,022,425
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	423,714
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	998,190
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,011,987
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,076,070
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	719,029
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,293,408
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,996,622
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,232,478
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,080,601
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,443,146
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,524,793
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,012,487
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,513,101
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	492,225
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	256,059
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	607,175

	Principal Amount	Value
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	$1,000,000	$1,005,225
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,003,365
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,001,291
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,238,760
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,078,190
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	739,554
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	482,824
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	509,781
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,067,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,067,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,067,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,670,000	1,783,043
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,655,751
North Texas Tollway Authority Rev., 5.00%, 1/1/24(4)	1,145,000	1,155,266
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,045,526
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,309,363
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,308,143
North Texas Tollway Authority Rev., 5.00%, 1/1/31	11,415,000	11,700,660
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,720,415
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	7,000,000	6,872,316
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,512,504
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,005,438
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,458,330
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,109,080
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,157,937
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,348,222
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,464,962
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,508,702
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	802,404
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,000,707
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/32	3,000,000	3,524,862
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/33	2,000,000	2,376,624

	Principal Amount	Value
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	$1,325,000	$1,361,414
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,285,440
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,015,179
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	514,959
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,050,813
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	804,230
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	547,644
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	725,486
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,232,709
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,339,688
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,050,601
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,034,495
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,520,960
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,242,698
San Antonio Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	3,240,000	3,720,337
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,029,517
State of Texas GO, 5.00%, 8/1/40	5,245,000	5,393,199
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	5,023,884
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	290,000	276,317
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,448,090
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,618,753
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	2,007,001
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,310,000	3,440,293
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,655,012
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,475,187
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,550,605
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,041,729
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,520,630
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	12,918,004
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/30	7,000,000	7,731,485
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	10,014,626
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,829,348
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	1,180,000	1,295,586

	Principal Amount	Value
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/30	$2,150,000	$2,433,966
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,533,285
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,390,899
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,178,616
University of Houston Rev., 5.00%, 2/15/27	8,100,000	8,479,376
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	5,917,416
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	739,117
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,276,734
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,610,459
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,008,535
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,148,959
		490,523,408
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,177,626
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,164,183
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,052,437
		6,394,246
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	110,000	110,974
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	761,554
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,175,676
		5,048,204
Virginia — 0.9%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,791,860
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	5,883,010
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,048,345
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,715,874
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	643,479
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	145,000	144,711
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	716,375
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,462,586
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	657,957
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,041,391
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	727,697
Virginia College Building Authority Rev., 5.00%, 2/1/24(6)	3,000,000	3,034,516
Virginia College Building Authority Rev., 5.00%, 2/1/28(6)	2,500,000	2,736,507
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,048,844
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,116,188

	Principal Amount	Value
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	$4,000,000	$3,643,561
		32,412,901
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,175,831
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	15,212,367
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	10,785,000	12,741,378
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,706,329
Seattle Municipal Light & Power Rev., VRN, 3.66%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,679,512
State of Washington GO, 4.00%, 7/1/26	10,000,000	10,284,973
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,272,194
State of Washington GO, 5.00%, 8/1/29	18,795,000	19,564,856
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,569,506
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,475,006
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,759,302
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,533,703
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	6,000,000	6,175,439
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	3,610,000	3,176,338
		115,326,734
Wisconsin — 1.4%
Public Finance Authority Rev., 3.00%, 4/1/25(1)(4)	20,000	19,859
Public Finance Authority Rev., 3.00%, 4/1/25(1)	165,000	159,177
Public Finance Authority Rev., 5.00%, 4/1/30(1)(4)	25,000	27,195
Public Finance Authority Rev., 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(4)	65,000	73,463
Public Finance Authority Rev., 5.00%, 4/1/30(1)	475,000	484,325
Public Finance Authority Rev., 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(4)	20,000	21,881
Public Finance Authority Rev., 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(4)	35,000	38,292
Public Finance Authority Rev., 5.00%, 4/1/40(1)	1,110,000	1,074,339
Public Finance Authority Rev., 4.00%, 4/1/42(1)	980,000	807,877
Public Finance Authority Rev., 4.00%, 4/1/52(1)	1,215,000	921,446
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	526,345
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	895,090
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	736,827
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	786,138
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	334,409
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	792,676
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	301,541
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	295,886
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	315,738

	Principal Amount	Value
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	$1,000,000	$1,022,669
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	557,567
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	989,996
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,716,598
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,840,756
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,980,391
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,037,260
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	518,331
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,574,343
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	663,755
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,228,449
State of Wisconsin GO, 5.00%, 5/1/34	10,000,000	11,925,378
Wisconsin Department of Transportation Rev., (Wisconsin Department of Transportation Vehicle Fee Rev.), 5.00%, 7/1/30	10,000,000	11,444,262
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,406,089
		51,518,348
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,756,604,855)		3,704,630,299
OTHER ASSETS AND LIABILITIES — 0.4%		15,139,646
TOTAL NET ASSETS — 100.0%		$3,719,769,945

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1,594	September 2023	$182,463,188	$1,852,408
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AGM-CR	–	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIBOR	–	London Interbank Offered Rate
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
Q-SBLF	–	Qualified School Board Loan Fund
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $126,527,454, which represented 3.4% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2023
Assets
Investment securities, at value (cost of $3,756,604,855)	$3,704,630,299
Cash	422,872
Deposits with broker for futures contracts	3,586,500
Receivable for investments sold	4,045,325
Receivable for capital shares sold	2,696,737
Receivable for variation margin on futures contracts	697,375
Interest and dividends receivable	49,173,575
3,765,252,683

Liabilities
Payable for investments purchased	37,373,241
Payable for capital shares redeemed	6,023,880
Accrued management fees	912,299
Distribution and service fees payable	7,966
Dividends payable	1,165,352
45,482,738

Net Assets	$3,719,769,945

Net Assets Consist of:
Capital paid in	$3,898,660,175
Distributable earnings (loss)	(178,890,230)
$3,719,769,945

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$663,668,235	62,263,052	$10.66
I Class	$1,899,929,217	178,190,015	$10.66
Y Class	$1,128,483,676	105,896,413	$10.66
A Class	$24,488,885	2,296,922	$10.66
C Class	$3,199,932	300,335	$10.65
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $11.16 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2023
Investment Income (Loss)
Income:
Interest	$122,952,593
Dividends	168,310
123,120,903

Expenses:
Management fees	10,764,146
Distribution and service fees:
A Class	61,872
C Class	35,766
Trustees' fees and expenses	248,060
Other expenses	46,142
11,155,986

Net investment income (loss)	111,964,917

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(74,227,355)
Futures contract transactions	(7,370,564)
(81,597,919)

Change in net unrealized appreciation (depreciation) on:
Investments	(30,590,106)
Futures contracts	1,850,398
(28,739,708)

Net realized and unrealized gain (loss)	(110,337,627)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,627,290

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2023 AND MAY 31, 2022
Increase (Decrease) in Net Assets	May 31, 2023	May 31, 2022
Operations
Net investment income (loss)	$111,964,917	$97,080,046
Net realized gain (loss)	(81,597,919)	(44,298,963)
Change in net unrealized appreciation (depreciation)	(28,739,708)	(302,651,646)
Net increase (decrease) in net assets resulting from operations	1,627,290	(249,870,563)

Distributions to Shareholders
From earnings:
Investor Class	(20,013,295)	(17,690,255)
I Class	(56,232,434)	(41,272,135)
Y Class	(35,013,011)	(37,416,866)
A Class	(641,857)	(645,598)
C Class	(65,610)	(55,015)
Decrease in net assets from distributions	(111,966,207)	(97,079,869)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,946,205)	(19,763,367)

Net increase (decrease) in net assets	(124,285,122)	(366,713,799)

Net Assets
Beginning of period	3,844,055,067	4,210,768,866
End of period	$3,719,769,945	$3,844,055,067

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2023

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $90,045,000 and $60,555,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $2,415,951,289 and $2,406,448,410, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2023		Year ended May 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,233,473	$184,253,876	12,692,367	$146,837,330
Issued in reinvestment of distributions	1,743,760	18,634,212	1,423,820	16,505,030
Redeemed	(24,541,642)	(262,634,625)	(16,247,701)	(185,834,691)
	(5,564,409)	(59,746,537)	(2,131,514)	(22,492,331)
I Class
Sold	158,871,371	1,697,160,173	111,702,726	1,253,401,757
Issued in reinvestment of distributions	5,105,252	54,582,885	3,434,273	39,742,656
Redeemed	(155,329,822)	(1,654,725,341)	(88,402,429)	(989,816,855)
	8,646,801	97,017,717	26,734,570	303,327,558
Y Class
Sold	32,781,555	350,809,857	29,775,606	340,769,381
Issued in reinvestment of distributions	2,271,202	24,271,482	2,600,009	30,224,645
Redeemed	(39,821,801)	(425,407,041)	(58,490,135)	(660,976,687)
	(4,769,044)	(50,325,702)	(26,114,520)	(289,982,661)
A Class
Sold	688,037	7,348,394	217,291	2,544,517
Issued in reinvestment of distributions	57,294	612,437	52,815	614,414
Redeemed	(754,989)	(8,073,006)	(1,164,225)	(13,435,420)
	(9,658)	(112,175)	(894,119)	(10,276,489)
C Class
Sold	38,124	408,573	99,396	1,160,930
Issued in reinvestment of distributions	6,143	65,610	4,753	55,015
Redeemed	(116,382)	(1,253,691)	(136,026)	(1,555,389)
	(72,115)	(779,508)	(31,877)	(339,444)
Net increase (decrease)	(1,768,425)	$(13,946,205)	(2,437,460)	$(19,763,367)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,704,630,299	—

Other Financial Instruments
Futures Contracts	$1,852,408	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $117,321,627 futures contracts purchased and $31,097,063 futures contracts sold.

The value of interest rate risk derivative instruments as of May 31, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $697,375 in receivable for variation margin on futures contracts.* For the year ended May 31, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(7,370,564) in net realized gain (loss) on futures contract transactions and $1,850,398 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

9. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2023 and May 31, 2022 were as follows:

	2023	2022
Distributions Paid From
Exempt income	$111,966,207	$97,079,869
Ordinary income	—	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,757,273,198
Gross tax appreciation of investments	$37,916,210
Gross tax depreciation of investments	(90,559,109)
Net tax appreciation (depreciation) of investments	(52,642,899)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(52,642,899)
Other book-to-tax adjustments	$(40)
Undistributed exempt income	—
Accumulated short-term capital losses	$(60,918,248)
Accumulated long-term capital losses	$(65,329,043)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023	$10.96	0.30	(0.29)	0.01	(0.31)	$10.66	0.08%	0.47%	2.84%	65%	$663,668
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
I Class
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.28%	0.27%	3.04%	65%	$1,899,929
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
Y Class
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.31%	0.24%	3.07%	65%	$1,128,484
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023	$10.96	0.28	(0.30)	(0.02)	(0.28)	$10.66	(0.17)%	0.72%	2.59%	65%	$24,489
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
C Class
2023	$10.96	0.20	(0.31)	(0.11)	(0.20)	$10.65	(1.01)%	1.47%	1.84%	65%	$3,200
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Intermediate-Term Tax-Free Bond Fund of the American Century Municipal Trust, as of May 31, 2023, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the two years then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 20, 2023

We have served as the auditor of one or more American Century investment companies since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas,16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	32	Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	77	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, EMPIRE (digital media distribution) (2023 to present); Chief Financial Officer, 2K (interactive entertainment) (2021 to 2023); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	32	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present)	32	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	32	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	32	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	32	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	142	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $110,800,259 as exempt interest dividends for the fiscal year ended May 31,
2023.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 2307

Annual Report

May 31, 2023

Tax-Free Money Market Fund
Investor Class (BNTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

First-Half Challenges Tempered Full-Year Returns

Multidecade-high inflation, rising interest rates and economic uncertainty broadly weighed on fixed-income markets during the first several months of the reporting period. The municipal bond (muni) segment faced additional challenges due to record outflows from the asset class, which persisted throughout 2022.
By period-end, the Federal Reserve’s (Fed’s) aggressive inflation-fighting rate-hike campaign (launched in March 2022) had driven short-term interest rates 5 percentage points higher. The rate hikes pushed Treasury and muni yields to multiyear highs. Meanwhile, after soaring to 9.1% in June 2022, the annual headline inflation rate eased to 4% by May, largely due to the Fed’s tightening campaign.

The fixed-income market backdrop broadly improved in early 2023 amid rising recession risk and growing expectations for the Fed to change course. In addition, generally healthy muni market credit trends and state budget practices further supported municipal bonds. However, a new market headwind emerged: banking industry uncertainty. The collapse of three U.S. regional banks triggered fears of a looming credit crunch and led to periods of volatility.

Despite the period’s ups and downs, positive performance in the second half of the fiscal year more than offset losses in the first half. Investment-grade munis ended May with a modest one-year gain and outperformed U.S. Treasuries, which declined. Although high-yield munis outperformed their investment-grade peers in the period’s second half, they underperformed significantly in the first half and posted a 12-month loss.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of May 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BNTXX	1.91%	0.79%	0.50%	7/31/84
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

MAY 31, 2023
Yields
7-Day Current Yield	3.05%
7-Day Effective Yield	3.10%

Portfolio at a Glance
Weighted Average Maturity	10 days
Weighted Average Life	18 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	95%
31-90 days	3%
91-180 days	2%
More than 180 days	—
4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.20	$2.51	0.50%
Hypothetical
Investor Class	$1,000	$1,022.44	$2.52	0.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

MAY 31, 2023

	Principal Amount	Value
MUNICIPAL SECURITIES — 95.6%
Alabama — 5.0%
Oxford GO, VRDN, 4.00%, 6/7/23	$4,445,000	$4,445,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.81%, 6/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,215,000	4,215,000
		8,660,000
Arizona — 0.6%
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 3.47%, 6/7/23 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
California — 7.7%
Irvine Ranch Water District Special Assessment, VRN, 3.46%, (MUNIPSA plus 0.05%), 10/1/37	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 3.44%, 6/7/23 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.76%, 7/5/23 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,285,000	2,285,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 3.46%, 6/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	975,000	975,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 3.61%, 6/7/23 (LOC: UBS AG)(LIQ FAC: UBS AG)(1)	667,000	667,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 3.61%, 6/7/23 (LOC: UBS AG)(LIQ FAC: UBS AG)(1)	3,450,000	3,450,000
		13,377,000
Colorado — 0.3%
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 3.55%, 7/3/23 (LOC: Wells Fargo Bank N.A.)	550,000	550,000
District of Columbia — 0.6%
District of Columbia Rev., (Carnegie Endowment For International Peace), VRDN, 3.40%, 6/7/23 (LOC: Wells Fargo Bank N.A.)	1,095,000	1,095,000
Florida — 5.0%
Collier County Industrial Development Authority Rev., (Redlands Christian Migrant Association, Inc.), VRDN, 3.59%, 6/7/23 (LOC: Bank of America N.A.)	810,000	810,000
Hillsborough County Housing Finance Authority Rev., (Brandywine Housing Ltd.), VRDN, 3.49%, 6/7/23 (LOC: Citibank N.A.)	195,000	195,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 3.63%, 6/7/23 (LOC: Bank of America N.A.)	900,000	900,000
JEA Water & Sewer System Rev., VRDN, 3.90%, 6/7/23 (SBBPA: State Street Bank & Trust Co.)	1,540,000	1,540,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.81%, 7/5/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,990,000	2,990,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 3.50%, 6/7/23 (LOC: Wells Fargo Bank N.A.)	320,000	320,000
Pinellas County Housing Finance Authority Rev., (Booker Creek Apartments Ltd.), VRDN, 3.40%, 6/7/23 (LOC: FHLMC)	250,000	250,000
7

	Principal Amount	Value
RBC Municipal Products, Inc. Trust GO, VRDN, 3.44%, 6/7/23 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	$1,700,000	$1,700,000
		8,705,000
Illinois — 18.6%
Illinois Development Finance Authority Rev., (State Ignatius College Prep), VRDN, 3.55%, 6/7/23 (LOC: PNC Bank N.A.)	2,750,000	2,750,000
Illinois Development Finance Authority Rev., (Uhlich Children's Advantage Network), VRDN, 3.41%, 6/7/23 (LOC: U.S. Bank N.A.)	375,000	375,000
Illinois Educational Facilities Authority Rev., (Augustana College), VRDN, 3.45%, 6/7/23 (LOC: BMO Harris Bank N.A.)	1,400,000	1,400,000
Illinois Educational Facilities Authority Rev., (Columbia College Chicago), VRDN, 3.90%, 6/7/23 (LOC: BMO Harris Bank N.A.)	1,552,000	1,552,000
Illinois Finance Authority Rev., (Catherine Cook School), VRDN, 3.35%, 6/7/23 (LOC: Northern Trust Company)	2,800,000	2,800,000
Illinois Finance Authority Rev., (Community Action Partnership of Lake County), VRDN, 3.56%, 6/7/23 (LOC: BMO Harris Bank N.A.)	650,000	650,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 3.53%, 6/7/23 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Lake Forest College), VRDN, 4.05%, 6/7/23 (LOC: Northern Trust Company)	2,600,000	2,600,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 3.52%, 6/7/23 (LOC: Northern Trust Company)	810,000	810,000
Illinois Finance Authority Rev., (Uhlich Children's Advantage Network), VRDN, 3.41%, 6/7/23 (LOC: U.S. Bank N.A.)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 3.53%, 6/7/23 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 3.80%, 6/7/23 (LOC: First National Bank and FHLB)	1,320,000	1,320,000
Illinois Housing Development Authority Rev., (Steadfast Foxview LP), VRDN, 3.51%, 6/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	400,000	400,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 3.53%, 6/7/23 (LOC: FHLMC)	4,325,000	4,325,000
Illinois Housing Development Authority Rev., VRDN, 3.68%, 6/7/23 (LOC: U.S. Bank N.A.)	2,335,000	2,335,000
Phoenix Realty Special Account-U LP Rev., VRDN, 3.78%, 6/7/23 (LOC: Northern Trust Company) (Acquired 6/27/22 - 7/12/22, Cost $6,500,000)(2)	6,500,000	6,500,000
		32,157,000
Indiana — 1.8%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 3.77%, 6/7/23 (LOC: U.S. Bank N.A.)(1)	560,000	560,000
Indiana Finance Authority Rev., (Fulcrum Centerpoint LLC), VRN, 4.50%, 12/15/46 (LOC: U.S. Treasury)	2,500,000	2,500,000
		3,060,000
Iowa — 0.7%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 3.44%, 6/7/23 (LOC: Farmers State Bank and U.S. Bank N.A.)	1,230,000	1,230,000
Louisiana — 4.8%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 3.35%, 6/7/23 (LOC: JPMorgan Chase Bank N.A.)	4,400,000	4,400,000
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 3.52%, 6/7/23 (LOC: FHLMC)	3,930,000	3,930,000
		8,330,000
Michigan — 0.9%
Green Lake Township Economic Development Corp. Rev., (Interlochen Center for the Arts), VRDN, 4.00%, 6/1/23 (LOC: BMO Harris Bank N.A.)	1,600,000	1,600,000
8

	Principal Amount	Value
Minnesota — 6.8%
Minneapolis Rev., (Children's Theatre Co.), VRDN, 3.55%, 6/7/23 (LOC: Wells Fargo Bank N.A.)	$800,000	$800,000
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 3.50%, 6/7/23 (LOC: Wells Fargo Bank N.A.)	1,665,000	1,665,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 3.55%, 6/7/23	3,950,000	3,950,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 3.66%, 6/7/23 (LIQ FAC: FHLMC)	5,335,000	5,334,971
		11,749,971
Mississippi — 1.7%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.98%, 6/1/23 (GA: Chevron Corp.)	600,000	600,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.98%, 6/1/23 (GA: Chevron Corp.)	900,000	900,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.98%, 6/1/23 (GA: Chevron Corp.)	1,400,000	1,400,000
		2,900,000
Missouri — 0.3%
Wright City Rev., (MB Realty LLC), VRDN, 3.60%, 6/7/23 (LOC: Bank of America N.A.)	460,000	460,000
Nebraska — 1.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.51%, 6/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,000,000	2,000,000
Nevada — 4.2%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 3.45%, 6/7/23 (LOC: Citibank N.A.)	700,000	700,000
Nevada Housing Division Rev., (Horizon Pines LLC), VRDN, 3.35%, 6/7/23 (LOC: FNMA)(LIQ FAC: FNMA)	2,500,000	2,500,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 3.50%, 6/7/23 (LOC: East West Bank)(SBBPA: FHLB)	4,150,000	4,150,000
		7,350,000
New York — 7.0%
New York City GO, VRDN, 3.95%, 6/1/23 (SBBPA: State Street Bank & Trust Co.)	2,050,000	2,050,000
New York City GO, VRDN, 4.10%, 6/1/23 (SBBPA: State Street Bank & Trust Co.)	750,000	750,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.98%, 6/1/23 (SBBPA: State Street Bank & Trust Co.)	1,350,000	1,350,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 4.00%, 6/1/23 (SBBPA: Barclays Bank PLC)	2,900,000	2,900,000
New York State Housing Finance Agency Rev., (West 39th Street LLC), VRDN, 3.57%, 6/7/23 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,300,000	1,300,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 3.51%, 6/7/23 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,800,000	3,800,000
		12,150,000
North Dakota — 0.2%
North Dakota Housing Finance Agency Rev., VRDN, 3.40%, 6/7/23 (SBBPA: Royal Bank of Canada)	435,000	435,000
Ohio — 1.3%
RBC Municipal Products, Inc. Trust Rev., VRDN, 3.45%, 6/7/23 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	2,300,000	2,300,000
Oregon — 1.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.53%, 6/7/23 (LIQ FAC: Bank of America N.A.)(1)	2,000,000	2,000,000
9

	Principal Amount	Value
Pennsylvania — 1.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.55%, 6/7/23 (LIQ FAC: JPMorgan Chase Bank N.A.)(GA: JPMorgan Chase Bank N.A.)(1)	$3,075,000	$3,075,000
South Carolina — 2.8%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 3.53%, 6/7/23 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Coastal Carolina), VRDN, 3.48%, 6/7/23 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.55%, 6/7/23 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,905,000	2,905,000
		4,805,000
Tennessee — 5.1%
Clarksville Public Building Authority Rev., VRDN, 3.58%, 6/7/23 (LOC: Bank of America N.A.)	885,000	885,000
Clarksville Public Building Authority Rev., VRDN, 3.59%, 6/7/23 (LOC: Bank of America N.A.) (Acquired 11/18/22, Cost $835,000)(2)	835,000	835,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LLC), VRDN, 3.40%, 6/7/23 (LOC: FNMA)(LIQ FAC: FNMA)	600,000	600,000
Montgomery County Public Building Authority Rev., VRDN, 3.59%, 6/7/23 (LOC: Bank of America N.A.) (Acquired 11/15/22, Cost $1,600,000)(2)	1,600,000	1,600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.55%, 6/7/23 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
		8,920,000
Texas — 6.1%
Houston Combined Utility System Rev., VRDN, 3.45%, 6/7/23 (LOC: Barclays Bank PLC)	4,850,000	4,850,000
Mission Economic Development Corp. Rev., VRDN, 3.60%, 6/7/23 (LOC: Wells Fargo Bank N.A.)	2,275,000	2,275,000
San Antonio Housing Trust Finance Corp. Rev., (VCCPHC-San Antonio I LP), VRDN, 3.51%, 6/7/23 (LOC: United Fidelity Bank FSB and FHLB)	200,000	200,000
State of Texas GO, VRDN, 3.49%, 6/7/23 (LIQ FAC: Texas State)	2,235,000	2,235,000
State of Texas GO, VRDN, 3.90%, 6/7/23 (LIQ FAC: State Street Bank & Trust Co.)	350,000	350,000
State of Texas GO, VRDN, 3.90%, 6/7/23 (SBBPA: State Street Bank & Trust Co.)	40,000	40,000
State of Texas GO, VRDN, 3.90%, 6/7/23 (SBBPA: State Street Bank & Trust Co.)	335,000	335,000
Tarrant County Housing Finance Corp. Rev., (One Oaklake VIII LLC), VRDN, 3.47%, 6/7/23 (LOC: FNMA)(LIQ FAC: FNMA)	350,000	350,000
		10,635,000
Washington — 1.9%
Washington Higher Education Facilities Authority Rev., (Seattle University), VRDN, 3.50%, 6/7/23 (LOC: U.S. Bank N.A.)	1,370,000	1,370,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 3.87%, 6/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,870,000	1,870,000
		3,240,000
Wisconsin — 8.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.81%, 6/7/23 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	1,730,000	1,730,000
10

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.81%, 6/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$100,000	$100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.81%, 6/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,265,000	2,265,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.81%, 6/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,280,000	4,280,000
Wisconsin Health & Educational Facilities Authority Rev., (Aspirus, Inc. Obligated Group), VRDN, 3.40%, 6/7/23 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Wisconsin Housing & Economic Development Authority Housing Rev., VRDN, 3.20%, 6/7/23 (SBBPA: FHLB)	4,555,000	4,555,000
		13,930,000
TOTAL INVESTMENT SECURITIES — 95.6%		165,673,971
OTHER ASSETS AND LIABILITIES — 4.4%		7,595,774
TOTAL NET ASSETS — 100.0%		$173,269,745

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,297,000, which represented 27.3% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $8,935,000, which represented 5.2% of total net assets.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

MAY 31, 2023
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$165,673,971
Cash	1,241,409
Receivable for investments sold	6,769,581
Receivable for capital shares sold	184,441
Interest receivable	709,306
174,578,708

Liabilities
Payable for investments purchased	1,202,888
Payable for capital shares redeemed	36,302
Accrued management fees	67,562
Dividends payable	2,211
1,308,963

Net Assets	$173,269,745

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	173,289,599

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$173,269,768
Distributable earnings (loss)	(23)
$173,269,745

See Notes to Financial Statements.
12

Statement of Operations

YEAR ENDED MAY 31, 2023
Investment Income (Loss)
Income:
Interest	$3,875,617

Expenses:
Management fees	795,587
Trustees' fees and expenses	10,756
Other expenses	565
806,908

Net investment income (loss)	3,068,709

Net realized gain (loss) on investment transactions	(23)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,068,686

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2023 AND MAY 31, 2022
Increase (Decrease) in Net Assets	May 31, 2023	May 31, 2022
Operations
Net investment income (loss)	$3,068,709	$55,992
Net realized gain (loss)	(23)	—
Net increase (decrease) in net assets resulting from operations	3,068,686	55,992

Distributions to Shareholders
From earnings	(3,068,709)	(55,992)

Capital Share Transactions
Proceeds from shares sold	187,764,804	131,363,802
Proceeds from reinvestment of distributions	3,040,835	55,331
Payments for shares redeemed	(173,198,013)	(130,071,385)
Net increase (decrease) in net assets from capital share transactions	17,607,626	1,347,748

Net increase (decrease) in net assets	17,607,603	1,347,748

Net Assets
Beginning of period	155,662,142	154,314,394
End of period	$173,269,745	$155,662,142

Transactions in Shares of the Fund
Sold	187,764,804	131,363,802
Issued in reinvestment of distributions	3,040,835	55,331
Redeemed	(173,198,013)	(130,071,385)
Net increase (decrease) in shares of the fund	17,607,626	1,347,748

See Notes to Financial Statements.
14

Notes to Financial Statements

MAY 31, 2023

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2023 was 0.49%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $11,575,000 and $28,769,996, respectively. The effect of interfund transactions on the Statement of Operations was $(4) in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

16

5. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2023 and May 31, 2022 were as follows:

	2023	2022
Distributions Paid From
Exempt income	$3,068,709	$55,992
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2023, the fund had accumulated short-term capital losses of $(23), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Tax-Free Money Market Fund
2023	$1.00	0.02	—(2)	0.02	(0.02)	—	(0.02)	$1.00	1.91%	0.50%	0.50%	1.90%	1.90%	$173,270
2022	$1.00	—(2)	—	—(2)	—(2)	—	—(2)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(2)	—	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Tax-Free Money Market Fund of the American Century Municipal Trust, as of May 31, 2023, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the two years then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 20, 2023

We have served as the auditor of one or more American Century investment companies since 1997.
19

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas,16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	32	Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	77	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, EMPIRE (digital media distribution) (2023 to present); Chief Financial Officer, 2K (interactive entertainment) (2021 to 2023); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	32	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present)	32	None
20

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	32	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	32	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	32	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	142	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

21

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $3,066,498 as exempt interest dividends for the fiscal year ended May 31, 2023.

25

Notes
26

Notes
27

Notes
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 2307

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and Peter F. Pervere are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2022: $77,501
FY 2023: $70,870

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2022: $2,832,126
FY 2023: $98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 27, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 27, 2023